Severance (Details) - U.S.Equities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance at the beginning of the period	$ 12.5
Termination benefits accrued	0.7	$ 16.7
Termination payments made	(12.6)	(4.2)
Balance at the end of the period	$ 0.6	$ 12.5